OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
NOTE 3:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2012	2011

Government authorities	$366	$200
Employees	113	91
Prepaid expenses	1,294	1,258
Nehoray (1)	84	171
Foreign currency derivatives	24	-
Others	188	226

	$2,069	$1,946

(1)	The balance as of December 31, 2011 and 2012, in the amounts of $ 171 and $ 84 respectively, are receivable from Nehoray in accordance to the loan sold (see note 1j)